29. REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE

29. REVENUE

Revenues are measured at the fair value of the consideration received or to be received and are recognized on a monthly basis as and when: (i) Rights and obligations of the contract with the customer are identified; (ii) the performance obligation of the contract is identified; (iii) the price for each transaction has been determined; (iv) the transaction price has been allocated to the performance obligations defined in the contract; and (v) the performance obligations have been complied.

	2019	2018	2017
Revenue from supply of energy(a)	26,928	24,872	23,701
Revenue from use of the electricity distribution systems (TUSD) (b)	2,722	2,045	1,611
CVA, and Other financial components (c)	58	1,973	988
Transmission revenue
Transmission concession revenue (d)	504	411	371
Transmission construction revenue (e)	220	96	25
Transmission assets - indemnity revenue (f)	156	250	373
Generation assets - Indemnity Revenue	–	55	271
Distribution construction revenue (e)	980	802	1,094
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession (g)	18	–	9
Revenue on financial updating of the Concession Grant Fee (h)	318	321	317
Energy transactions on the CCEE (i)	432	217	860
Supply of gas	2,298	1,995	1,759
Fine for violation of service continuity indicator (1)	(58)	(44)	–
Recovery of PIS/Pasep and Cofins (note 10)	1,428	–	–
Other operating revenues (j)	1,722	1,585	1,484
Deductions on revenue (k)	(12,336)	(12,312)	(11,151)
Net operating revenue	25,390	22,266	21,712

(1)     As from January 1, 2018 these amounts began to be recognized as a reduction of revenue, rather than as operational expenses, as per the change contained in IFRS 15.

a) Revenue from energy supply

These items are recognized upon delivery of supply, and the revenue is recorded as and when billed, based on the tariff approved by the regulator for each class of customer.

This table shows energy supply by type of customer:

	GWh (1)			R$
	2019	2018	2017	2019	2018	2017
Residential	10,538	10,267	10,008	9,668	8,658	7,842
Industrial	16,024	17,689	17,761	4,760	4,893	4,907
Commercial, services and others	9,567	8,380	7,507	5,439	4,683	4,342
Rural	3,795	3,615	3,651	2,058	1,794	1,629
Public authorities	905	871	866	654	575	532
Public lighting	1,357	1,384	1,367	614	585	537
Public services	1,372	1,316	1,301	725	646	589
Subtotal	43,558	43,522	42,461	23,918	21,834	20,378
Own consumption	38	41	37	–	–	–
Unbilled revenue			–	134	48	61
	43,596	43,563	42,498	24,052	21,882	20,439
Wholesale supply to other concession holders (2)	11,448	11,992	12,777	2,943	3,002	1,727
Wholesale supply unbilled, net	–	–	–	(67)	(12)	1,535
Total	55,044	55,555	55,275	26,928	24,872	23,701

(1)	Data not audited by external auditors.
(2)	Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

b) Revenue from Use of the Distribution System (the TUSD charge)

These are recognized upon the distribution infrastructure becoming available to customers, and the fair value of the consideration is calculated according to the TUSD tariff of those customers, set by the regulator.

c) The CVA account, and Other financial components

The results from variations in (i) the CVA account (Parcel A Costs Variation Compensation Account), and in (ii) Other financial components in calculation of tariffs, refer to the positive and negative differences between the estimated non-manageable costs of the subsidiary Cemig D and the cost actually incurred. The amounts recognized arise from balances recorded in the current year, homologated or to be homologated in tariff adjustment processes. For more information please see Note 16.

d)  Transmission concession revenue

Transmission revenue comprises the amount received from agents of the energy sector for operation and maintenance of transmission lines of the national grid, in the form of the Permitted Annual Revenue (Receita Anual Permitida, or RAP), plus an adjustment for expectation of cash flow arising from the variation in the fair value of the Remuneration Assets Base, in the amout of R$15 in 2019 (R$13 in 2018).The Company is subject to the penalty named Variable Portion (Parcela Variável, or PV) which is applied by the regulator as a result of any unavailabilities or operational restrictions on facilities that are part of the National Grid. This penalty is recognized as a reduction of revenue from operation and maintenance of the transmission network in the period in which it occurs. The effects of the Variable Portion in transmission revenue were R$9 in 2019 (R$11 in 2018).

e) Construction revenue

Construction revenue corresponds to the performance obligation to build the transmission and distribution infrastructure during the construction phase. Considering that constructions and improvements are substantially executed through outsourced parties; and that all construction revenues is related to the construction of the infrastructure of the energy distribution and transmission services, Company’s management concluded that construction contract revenue has zero profit margin.

f) Transmission assets - indemnity revenue

Corresponded to updating, by the IPCA index, of the balance of transmission indemnity receivable. For further information, please see Note 16.

g) Adjustment to expected cash flow from financial assets on residual value of infrastructure asses of distribution concessions

Income from fair value changes of the Regulatory Remuneration Asset Base.

h) Revenue on financial updating of the Concession Grant Fee

Represents the inflation adjustment using the IPCA inlfation index, plus interest, on the Concession Grant Fee for the concession awarded as Lot D of Auction 12/2015. See Note 16.

i) Energy transactions on the CCEE (Power Trading Chamber)

The revenue from transactions made through the Power Trading Chamber (Câmara de Comercialização de Energia Elétrica, or CCEE) is the monthly positive net balance of settlements of transactions for purchase and sale of energy in the Spot Market, through the CCEE, for which the consideration corresponds to the product of energy sold at the Spot Price.

j) Other operating revenues

	2019	2018	2017
Charged service	17	14	10
Telecoms services	–	–	149
Services rendered	183	188	156
Subsidies (1)	1,266	1,136	1,034
Rental and leasing	189	90	121
Reimbursement for decontracted supply	65	145	-
Other	2	12	14
	1,722	1,585	1,484

(1)	Revenue recognized for the tariff subsidies applied to users of distribution and transmission services, including low income tariff incentive refunded by Eletrobras.

k) Deductions on revenue

	2019	2018	2017
Taxes on revenue
ICMS	6,358	5,657	5,847
Cofins	2,395	2,547	2,237
PIS/Pasep	521	553	455
Others	8	8	8
	9,282	8,765	8,547
Charges to the customer
Global Reversion Reserve (RGR)	16	19	17
Energy Efficiency Program (PEE)	69	64	56
Energy Development Account (CDE)	2,448	2,603	1,822
Research and Development (R&D)	41	38	38
National Scientific and Technological Development Fund (FNDCT)	41	38	38
Energy System Expansion Research (EPE of MME)	20	19	19
Customer charges – Proinfa alternative sources program	52	40	39
Energy services inspection fee	30	26	29
Royalties for use of water resources	43	45	92
Customer charges – the ‘Flag Tariff’ system	294	655	454
	3,054	3,547	2,604
	12,336	12,312	11,151